Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, Stock Appreciation Right and Restricted Stock Units (Detail)	9 Months Ended
Sep. 30, 2016 $ / shares shares
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares | shares	44,947
Granted | shares	56,861
Vested | shares	(44,947)
Exchanged | shares	0
Expired | shares	0
Cancelled | shares	0
Ending balance, Number of shares | shares	56,861
Beginning balance, W.A. grant date FV | $ / shares	$ 18.39
Granted | $ / shares	15.48
Vested | $ / shares	18.39
Exchanged | $ / shares	0
Expired | $ / shares	0
Cancelled | $ / shares	0
Ending balance, W.A. grant date FV | $ / shares	$ 15.48
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares | shares	647,001
Granted | shares	60,000
Vested | shares	0
Exchanged | shares	(70,000)
Expired | shares	0
Cancelled | shares	0
Ending balance, Number of shares | shares	637,001
Beginning balance, W.A. grant date FV | $ / shares	$ 14.73
Granted | $ / shares	18.84
Vested | $ / shares	0
Exchanged | $ / shares	19.91
Expired | $ / shares	0
Cancelled | $ / shares	0
Ending balance, W.A. grant date FV | $ / shares	$ 14.55
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares | shares	5,876,811
Granted | shares	0
Vested | shares	0
Exchanged | shares	0
Expired | shares	(1,047,460)
Cancelled | shares	0
Ending balance, Number of shares | shares	4,829,351
Beginning balance, W.A. grant date FV | $ / shares	$ 2.30
Granted | $ / shares	0
Vested | $ / shares	0
Exchanged | $ / shares	0
Expired | $ / shares	2.09
Cancelled | $ / shares	0
Ending balance, W.A. grant date FV | $ / shares	$ 2.31
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares | shares	32,828
Granted | shares	528,232
Vested | shares	(37,374)
Exchanged | shares	0
Expired | shares	0
Cancelled | shares	(299)
Ending balance, Number of shares | shares	523,387
Beginning balance, W.A. grant date FV | $ / shares	$ 21.03
Granted | $ / shares	16.57
Vested | $ / shares	18.56
Exchanged | $ / shares	0
Expired | $ / shares	0
Cancelled | $ / shares	20.21
Ending balance, W.A. grant date FV | $ / shares	$ 16.71